Expense Example, No Redemption - FidelityAdvisorGrowthOpportunitiesFund-AMCIZPRO - FidelityAdvisorGrowthOpportunitiesFund-AMCIZPRO - Fidelity Advisor Growth Opportunities Fund	Jan. 29, 2024 USD ($)
Fidelity Advisor Growth Opportunities Fund - Class A
Expense Example, No Redemption:
1 Year	$ 644
3 Years	792
5 Years	953
10 Years	1,418
Fidelity Advisor Growth Opportunities Fund - Class C
Expense Example, No Redemption:
1 Year	151
3 Years	468
5 Years	808
10 Years	1,562
Fidelity Advisor Growth Opportunities Fund - Class M
Expense Example, No Redemption:
1 Year	445
3 Years	645
5 Years	862
10 Years	1,487
Fidelity Advisor Growth Opportunities Fund - Class I
Expense Example, No Redemption:
1 Year	48
3 Years	151
5 Years	263
10 Years	591
Fidelity Advisor Growth Opportunities Fund - Class Z
Expense Example, No Redemption:
1 Year	36
3 Years	113
5 Years	197
10 Years	$ 443